Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (1,114,369)	$ (3,371,651)	$ (1,268,184)	$ (4,124,998)	$ (4,779,459)	$ (8,206,065)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment		3,200,000		3,200,000	3,200,000	6,083,146
Amortization of debt discount and deferred finance costs			135,573	117,132	122,141	301,917
Stock based compensation			183,742
Change in fair value of investment in GMP Bio						(12,706)
Change in fair value of derivative	392,058	(114,722)	(32,772)	(140,828)	280,402	225,074
Loss on debt conversion				88,258	88,258	373,142
Write off accounts receivable						772
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			19,407	11,320	53,249	(40,392)
Accounts payable and accrued expenses			360,565	211,285	293,184	(72,771)
Accounts payable to related party			1,541	1,444	1,958	26,836
Net cash provided by (used in) operating activities			(600,128)	(636,387)	(740,267)	(1,321,047)
Cash flows from financing activities:
Proceeds from / (repayment to) private placement						(125,000)
Proceeds from convertible debt			478,000	615,000
Proceeds from short term loans, others			445,000		656,000	1,410,000
Repaid to others						(35,000)
Net cash provided by financing activities			923,000	615,000	656,000	1,250,000
Net increase (decrease) in cash			322,872	(21,387)	(84,267)	(71,047)
Cash and restricted cash - beginning of period			106,128	190,405	190,405	261,452
Cash and restricted cash - end of period	$ 429,000	$ 169,018	429,000	169,018	106,128	190,405
Cash paid for:
Interest paid			285,260	281,260	365,940	390,561
Income taxes paid					1,600	1,600
Non-cash investing and financing activities:
Common shares issued upon partial conversion of debt			386,324	645,434	$ 645,434	$ 504,929
Common shares and warrants issued in connection with debt, equity purchase agreement and services			1,480,848
Beneficial Conversion Feature on convertible debt and restricted common shares				$ (209,323)